Property and Equipment - net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of property and equipment - net
The following summarizes property and equipment - net as of:

	September 30, 2021	December 31, 2020
	(in thousands)
Satellites	$41,380	$32,340
Computer equipment and software	1,567	1,315
Office furniture and fixtures	870	1,388
Other equipment	653	434
Site equipment	1,377	1,311
Ground station equipment	1,264	1,415

Total	47,111	38,203
Less: accumulated depreciation	(25,408)	(17,351)

Property and equipment — net	$21,703	$20,852

The following summarizes property and equipment—net as of:

	December 31,
	2020	2019
	(in thousands)
Satellites	$32,340	$14,288
Computer equipment and software	1,315	1,477
Office furniture and fixtures	1,388	2,052
Other equipment	434	718
Site equipment	1,311	1,271
Ground station equipment	1,415	1,415

Total	38,203	21,221
Less: accumulated depreciation	(17,351)	(9,543)
Less: held for sale, net	—	(710)

Property and equipment - net	$20,852	$10,968